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Invesco Multi-Asset Income Fund
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SUPPLEMENT DATED MAY 19, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Multi-Asset Income Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

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The information in the 4th and 5th paragraphs appearing under the heading "Principal Investment Strategies of the Fund" in the Summary and Statutory Prospectuses is replaced in its entirety as set forth below:
The Fund’s emerging markets debt exposure may include investments in U.S. dollar-denominated government bonds, and sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority investor is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. The Fund has no requirement with respect to the maturity or duration of the emerging markets debt securities in which the Fund may invest. The Fund can also invest in credit linked notes, ELNs and derivative instruments such as credit default index swaps to manage its exposure to emerging markets debt investments.
The Fund’s preferred equity exposure may include investments in fixed rate U.S. dollar-denominated preferred securities that comprise The ICE BofA Core Plus Fixed Rate Preferred Securities Index (Preferred Equity Index).  When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Preferred Equity Index in their approximate weightings.  However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the Preferred Equity Index. The Preferred Equity Index is a market capitalization-weighted index designed to track the performance of fixed rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The Preferred Equity Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares/Receipts. Securities qualifying for the Preferred Equity Index must have an investment grade rating (based on an average of ratings by Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings) at the time of rebalancing. Securities must also be issued as public securities or Rule 144A securities to be eligible for inclusion in the Preferred Equity Index. The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.